Net Income Per Limited Partner Unit And Distributions (Allocation Of Net Income To General Partner And Limited Partners) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012		Dec. 31, 2011	Dec. 31, 2010
Net Income Per Limited Partner Unit And Distributions [Abstract]
Net Income	$ 38,889	[1]	$ 45,003	$ 34,872
GP's incentive distributions	(14,753)		(7,049)	(2,016)
Net income after incentive distributions	24,136		37,954	32,856
GP's interest in net income after incentive distributions	7,465		686	510
LP's interest in net income after incentive distributions	$ 16,671	[1]	$ 37,268	$ 32,346

[1]	Financial information has been revised to include the results of Crestwood Marcellus Midstream LLC as discussed in Note 1.